WARRANT LIABILITY (Tables)	6 Months Ended
Sep. 30, 2021
Warrant Liability
WARRANT LIABILITY
	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2021	$6.64	49,701	$1,120
Exercise of warrants as of September 30, 2021	$6.64	(13,554)	(90)
Fair value adjustment as of September 30, 2021 (1) (2)	–	–	(495)
Warrants outstanding, September 30, 2021	$6.64	36,147	$535